Investment Risks	Apr. 29, 2026
SelectPortfoliosEnergyPortfolioPRO | Select Energy Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosEnergyPortfolioPRO | Select Energy Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosEnergyPortfolioPRO | Select Energy Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosEnergyPortfolioPRO | Select Energy Portfolio | EnergyIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
SelectPortfoliosEnergyPortfolioPRO | Select Energy Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosEnergyPortfolioPRO | Select Energy Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosEnergyPortfolioPRO | Select Energy Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectEnergyPortfolio-AMCIZPro | Select Energy Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectEnergyPortfolio-AMCIZPro | Select Energy Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectEnergyPortfolio-AMCIZPro | Select Energy Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectEnergyPortfolio-AMCIZPro | Select Energy Portfolio | EnergyIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Energy Industry Concentration. The energy industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations.
SelectEnergyPortfolio-AMCIZPro | Select Energy Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectEnergyPortfolio-AMCIZPro | Select Energy Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectEnergyPortfolio-AMCIZPro | Select Energy Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Enterprise Technology Services Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Enterprise Technology Services Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Enterprise Technology Services Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Enterprise Technology Services Portfolio | EnterpriseTechnologyServicesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Enterprise Technology Services Industry Concentration. The enterprise technology services industry can be significantly affected by competitive pressures, such as technological developments, fixed-rate pricing, and the ability to attract and retain skilled employees, and the success of companies in the industry is subject to continued demand for enterprise technology services.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Enterprise Technology Services Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Enterprise Technology Services Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Enterprise Technology Services Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | ElectronicsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Electronics Industry Concentration. The electronics industry can be significantly affected by rapid obsolescence, intense competition, and global demand.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Semiconductors Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Software and IT Services Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Software and IT Services Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Software and IT Services Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Software and IT Services Portfolio | SoftwareAndInformationTechnologyServicesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Software and Information Technology Services Industry Concentration. The software and information technology services industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Software and IT Services Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Software and IT Services Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Software and IT Services Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Tech Hardware Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Tech Hardware Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Tech Hardware Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Tech Hardware Portfolio | GeographicExposureToAsiaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Asia. Because the fund invests a meaningful portion of its assets in Asia, the fund's performance is expected to be closely tied to social, political, and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Tech Hardware Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Tech Hardware Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Tech Hardware Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Tech Hardware Portfolio | TechHardwareIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Tech Hardware Industry Concentration. The tech hardware industry can be significantly affected by competitive pressures, changing domestic and international demand, research and development costs, availability and price of components, consumer preferences, and product obsolescence.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Technology Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Technology Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Technology Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Technology Portfolio | TechnologyIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Technology Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Technology Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup7-InformationTechnologySector-ComboPRO | Select Technology Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectConsumerDiscretionaryPortfolio-AMCIZPro | Select Consumer Discretionary Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectConsumerDiscretionaryPortfolio-AMCIZPro | Select Consumer Discretionary Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectConsumerDiscretionaryPortfolio-AMCIZPro | Select Consumer Discretionary Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectConsumerDiscretionaryPortfolio-AMCIZPro | Select Consumer Discretionary Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectConsumerDiscretionaryPortfolio-AMCIZPro | Select Consumer Discretionary Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectConsumerDiscretionaryPortfolio-AMCIZPro | Select Consumer Discretionary Portfolio | ConsumerDiscretionaryIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
SelectConsumerDiscretionaryPortfolio-AMCIZPro | Select Consumer Discretionary Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectTechnologyPortfolio-AMCIZPro | Select Technology Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectTechnologyPortfolio-AMCIZPro | Select Technology Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectTechnologyPortfolio-AMCIZPro | Select Technology Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectTechnologyPortfolio-AMCIZPro | Select Technology Portfolio | TechnologyIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Technology Industry Concentration. The technology industries can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions.
SelectTechnologyPortfolio-AMCIZPro | Select Technology Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectTechnologyPortfolio-AMCIZPro | Select Technology Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectTechnologyPortfolio-AMCIZPro | Select Technology Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | SustainabilityRiskMember
Prospectus Line Items
Risk [Text Block]	Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) environmental, social and governance (ESG) rating process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG rating process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | EnvironmentAndAlternativeEnergyIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Environment and Alternative Energy Industry Concentration. The environment and alternative energy industries can be significantly affected by government regulations and subsidies, changing supply and demand for traditional energy sources, and availability of funding for remedial cleanup or development of new technologies, and can be subject to risks associated with hazardous materials.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Environment and Alternative Energy Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | NaturalResourcesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Natural Resources Industry Concentration. The natural resources industries can be significantly affected by events relating to international political and economic developments, energy conservation, the success of exploration projects, commodity prices, and tax and other government regulations.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO | Fidelity Natural Resources Fund | GeographicExposureToCanadaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Canada. Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Chemicals Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Chemicals Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Chemicals Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Chemicals Portfolio | ChemicalsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Chemicals Industry Concentration. The chemicals industry can be significantly affected by intense competition, product obsolescence, raw materials prices, and government regulation, and can be subject to risks associated with the production, handling, and disposal of hazardous components.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Chemicals Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Chemicals Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Chemicals Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the 1940 Act, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio | SubsidiaryRiskMember
Prospectus Line Items
Risk [Text Block]	Subsidiary Risk. Investment in Fidelity Select Gold Cayman Ltd., an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio | GoldIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Gold Portfolio | GeographicExposureToCanadaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Canada. Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Materials Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Materials Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Materials Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Materials Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Materials Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Materials Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO | Select Materials Portfolio | MaterialsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the 1940 Act, which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | SubsidiaryRiskMember
Prospectus Line Items
Risk [Text Block]	Subsidiary Risk. Investment in Fidelity Select Gold Cayman Ltd., an unregistered subsidiary, is not subject to the investor protections of the Investment Company Act of 1940 (1940 Act) and is subject to the risks associated with the gold industry. Changes in tax and other laws could negatively affect investments in the subsidiary.
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | GoldIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Gold Industry Concentration. The gold industry can be significantly affected by international monetary and political developments such as currency devaluations or revaluations, central bank movements, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries, as well as supply and demand for gold and operational costs associated with mining.
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO | Select Gold Portfolio | GeographicExposureToCanadaMember
Prospectus Line Items
Risk [Text Block]	Geographic Exposure to Canada. Because the fund invests a meaningful portion of its assets in Canada, the fund's performance is expected to be closely tied to social, political, and economic conditions within Canada and to be more volatile than the performance of more geographically diversified funds.
SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO | Select Communication Services Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO | Select Communication Services Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO | Select Communication Services Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO | Select Communication Services Portfolio | CommunicationServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Communication Services Concentration. The communication services industries can be significantly affected by government regulation, intense competition, technology changes, general economic conditions, consumer and business confidence and spending, and changes in consumer and business preferences.
SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO | Select Communication Services Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO | Select Communication Services Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO | Select Communication Services Portfolio | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO | Select Communication Services Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectUtilitiesPortfolio-AMCIZPro | Select Utilities Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectUtilitiesPortfolio-AMCIZPro | Select Utilities Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectUtilitiesPortfolio-AMCIZPro | Select Utilities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectUtilitiesPortfolio-AMCIZPro | Select Utilities Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectUtilitiesPortfolio-AMCIZPro | Select Utilities Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectUtilitiesPortfolio-AMCIZPro | Select Utilities Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectUtilitiesPortfolio-AMCIZPro | Select Utilities Portfolio | UtilitiesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, intense competition, natural resource conservation, and commodity price fluctuations.
SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO | Select Consumer Staples Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO | Select Consumer Staples Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO | Select Consumer Staples Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO | Select Consumer Staples Portfolio | ConsumerStaplesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities.
SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO | Select Consumer Staples Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO | Select Consumer Staples Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup2-ConsumerStaplesSector-RetailPRO | Select Consumer Staples Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Defense and Aerospace Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Defense and Aerospace Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Defense and Aerospace Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Defense and Aerospace Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Defense and Aerospace Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Defense and Aerospace Portfolio | DefenseAndAerospaceIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Defense and Aerospace Industry Concentration. The defense and aerospace industry can be significantly affected by government defense and aerospace regulation and spending policies.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Defense and Aerospace Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Transportation Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Transportation Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Transportation Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Transportation Portfolio | TransportationIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Transportation Industry Concentration. The transportation industry can be significantly affected by changes in the economy, fuel prices, labor relations, insurance costs, and government regulation.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Transportation Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Transportation Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup6-IndustrialsSector-ComboPRO | Select Transportation Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Biotechnology Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Biotechnology Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Biotechnology Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Biotechnology Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Biotechnology Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Biotechnology Portfolio | BiotechnologyIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Biotechnology Industry Concentration. The biotechnology industry can be significantly affected by patent considerations, intense competition, rapid technological change and obsolescence, and government regulation, and revenue patterns can be erratic.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Biotechnology Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Portfolio | HealthCareIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Health Care Industry Concentration. The health care industries are subject to government regulation and reimbursement rates, as well as government approval of products and services, which could have a significant effect on price and availability, and can be significantly affected by product liability claims, rapid obsolescence, and patent expirations.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Services Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Services Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Services Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Services Portfolio | HealthCareServicesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Health Care Services Industry Concentration. The health care services industry is subject to extensive government regulation and can be significantly affected by government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, and an increased emphasis on outpatient services.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Services Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Services Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Health Care Services Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Medical Technology and Devices Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Medical Technology and Devices Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Medical Technology and Devices Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Medical Technology and Devices Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Medical Technology and Devices Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Medical Technology and Devices Portfolio | MedicalTechnologyAndDevicesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Medical Technology and Devices Industry Concentration. The medical technology and devices industry can be significantly affected by patent considerations, competition, technology, government regulation, and government reimbursement for medical expenses.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Medical Technology and Devices Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Pharmaceuticals Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Pharmaceuticals Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Pharmaceuticals Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Pharmaceuticals Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Pharmaceuticals Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Pharmaceuticals Portfolio | PharmaceuticalsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Pharmaceuticals Industry Concentration. The pharmaceuticals industry can be significantly affected by government approval of products and services, government regulation and reimbursement rates, patent expirations, and intense competition.
SelectPortfoliosGroup5-HealthCareSector-ComboPRO | Select Pharmaceuticals Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Telecommunications Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Telecommunications Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Telecommunications Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Telecommunications Portfolio | TelecomServicesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Telecom Services Industry Concentration. The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Telecommunications Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Telecommunications Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Telecommunications Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Wireless Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Wireless Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Wireless Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Wireless Portfolio | WirelessIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Wireless Industry Concentration. The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Wireless Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Wireless Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO | Select Wireless Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup10-UtilitiesSector-PRO | Select Utilities Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup10-UtilitiesSector-PRO | Select Utilities Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup10-UtilitiesSector-PRO | Select Utilities Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup10-UtilitiesSector-PRO | Select Utilities Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup10-UtilitiesSector-PRO | Select Utilities Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup10-UtilitiesSector-PRO | Select Utilities Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup10-UtilitiesSector-PRO | Select Utilities Portfolio | UtilitiesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Utilities Industry Concentration. The utilities industries can be significantly affected by government regulation, interest rate changes, financing difficulties, supply and demand of services or fuel, intense competition, natural resource conservation, and commodity price fluctuations.
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | TelecomServicesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Telecom Services Industry Concentration. The telecom services industry is subject to government regulation and can be significantly affected by intense competition and technology changes.
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosFidelityAdvisorTelecommunicationsFund-AMCIZPRO | Select Telecommunications Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Banking Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Banking Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Banking Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Banking Portfolio | BankingIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Banking Industry Concentration. The banking industry can be significantly affected by legislation, regulation, competition and by changes in general economic conditions and interest rates.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Banking Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Banking Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Banking Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Brokerage and Investment Management Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Brokerage and Investment Management Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Brokerage and Investment Management Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Brokerage and Investment Management Portfolio | BrokerageAndInvestmentManagementIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Brokerage and Investment Management Industry Concentration. The brokerage and investment management industry can be significantly affected by stock and bond market activity, changes in regulations, brokerage commission structure, and a competitive environment combined with the high operating leverage inherent in companies in this industry.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Brokerage and Investment Management Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Brokerage and Investment Management Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Brokerage and Investment Management Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Financials Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Financials Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Financials Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Financials Portfolio | FinancialsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Financials Industry Concentration. The financials industries are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Financials Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Financials Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Financials Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select FinTech Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select FinTech Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select FinTech Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select FinTech Portfolio | FintechIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	FinTech Industry Concentration. The fintech industry can be significantly affected by government regulations, technological innovation and development, competition from established financial companies and other fintech companies, economic conditions, and disruptions in credit markets.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select FinTech Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select FinTech Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select FinTech Portfolio | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select FinTech Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Insurance Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Insurance Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Insurance Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Insurance Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Insurance Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Insurance Portfolio | InsuranceIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Insurance Industry Concentration. The insurance industry is subject to extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the industry can be significantly affected by natural disasters, mortality and morbidity rates, and environmental clean-up.
SelectPortfoliosGroup4-FinancialsSector-ComboPRO | Select Insurance Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Automotive Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Automotive Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Automotive Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Automotive Portfolio | AutomotiveIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Automotive Industry Concentration. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Automotive Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Automotive Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Automotive Portfolio | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Automotive Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Communication Services Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Communication Services Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Communication Services Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Communication Services Portfolio | CommunicationServicesConcentrationMember
Prospectus Line Items
Risk [Text Block]	Communication Services Concentration. The communication services industries can be significantly affected by government regulation, intense competition, technology changes, general economic conditions, consumer and business confidence and spending, and changes in consumer and business preferences.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Communication Services Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Communication Services Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Communication Services Portfolio | HighPortfolioTurnoverMember
Prospectus Line Items
Risk [Text Block]	High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund's performance.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Communication Services Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | ConstructionAndHousingIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Construction and Housing Industry Concentration. The construction and housing industry can be significantly affected by changes in housing starts, the level of new and existing home sales, government spending, public works, interest rates, consumer confidence and spending, taxation, and demographic patterns.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Construction and Housing Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Consumer Discretionary Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Consumer Discretionary Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Consumer Discretionary Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Consumer Discretionary Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Consumer Discretionary Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Consumer Discretionary Portfolio | ConsumerDiscretionaryIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Consumer Discretionary Industry Concentration. The consumer discretionary industries can be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Consumer Discretionary Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Leisure Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Leisure Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Leisure Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Leisure Portfolio | LeisureIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Leisure Industry Concentration. The leisure industry can be significantly affected by the performance of the overall economy, changing consumer tastes, intense competition, and government regulation.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Leisure Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Leisure Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Leisure Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Retailing Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Retailing Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Retailing Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Retailing Portfolio | RetailIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Retail Industry Concentration. The retail industry can be significantly affected by consumer confidence and spending, intense competition, and changing consumer tastes.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Retailing Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Retailing Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Retailing Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO | Select Materials Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO | Select Materials Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO | Select Materials Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO | Select Materials Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO | Select Materials Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO | Select Materials Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO | Select Materials Portfolio | MaterialsIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Materials Industry Concentration. The materials industries can be significantly affected by the level and volatility of commodity prices, the exchange value of the dollar, import and export controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Risk Nondiversified Status [Member]
Prospectus Line Items
Risk [Text Block]	In addition, the fund is classified as non-diversified under the Investment Company Act of 1940 (1940 Act), which means that it has the ability to invest a greater portion of assets in securities of a smaller number of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a more diversified fund.
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Risk Lose Money [Member]
Prospectus Line Items
Risk [Text Block]	You could lose money by investing in the fund.
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | Risk Not Insured Depository Institution [Member]
Prospectus Line Items
Risk [Text Block]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency .
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | ConsumerStaplesIndustryConcentrationMember
Prospectus Line Items
Risk [Text Block]	Consumer Staples Industry Concentration. The consumer staples industries can be significantly affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, the performance of the overall economy, interest rates, consumer confidence, and the cost of commodities.
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | IssuerSpecificChangesMember
Prospectus Line Items
Risk [Text Block]	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | StockMarketVolatilityMember
Prospectus Line Items
Risk [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
SelectPortfoliosFidelityAdvisorConsumerStaplesFund-AMCIZPRO | Select Consumer Staples Portfolio | ForeignExposureMember
Prospectus Line Items
Risk [Text Block]	Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
Document Type	485BPOS